101 P-1
101 PA-1
                         SUPPLEMENT DATED MARCH 15, 2006
                             TO THE PROSPECTUSES OF
                           TEMPLETON GROWTH FUND, INC.
                              dated January 1, 2006

The prospectuses are amended as follows:

I. The manager line-up in the "Management" section included a printing error, which is replaced with the following:

MURDO MURCHISON CFA,  EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Murchison has been a manager of the Fund since 2001. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1993.

JEFFREY A. EVERETT CFA,  PRESIDENT AND DIRECTOR OF GLOBAL  ADVISORS
Mr. Everett has been a manager of the Fund since 1994, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

LISA F.  MYERS CFA,  VICE  PRESIDENT  OF GLOBAL  ADVISORS
Ms. Myers has been a manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE







101 SA-1
101 SAA-1

                         SUPPLEMENT DATED MARCH 15, 2006
                 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF
                           TEMPLETON GROWTH FUND, INC.
                             DATED JANUARY 1, 2006

The Statements of Additional Information are amended as follows:

I. The table showing the accounts managed by the portfolio managers is replaced with the following:

 PORTFOLIO MANAGERS The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category on August 31, 2005:

                                              ASSETS
                      ASSETS                  OF OTHER
          NUMBER      OF OTHER     NUMBER     POOLED                ASSETS
          OF OTHER    REGISTERED   OF OTHER   INVESTMENT            OF OTHER
          REGISTERED  INVESTMENT   POOLED     VEHICLES   NUMBER     ACCOUNTS
          INVESTMENT  COMPANIES    INVESTMENT MANAGED    OF OTHER   MANAGED
          COMPANIES    MANAGED     VEHICLES   (X $1      ACCOUNTS   (X $1
NAME      MANAGED   (X $1 MILLION) MANAGED/1  MILLION)/1 MANAGED/1  MILLION)/1
-------------------------------------------------------------------------------
 Murdo
 Murchison     3      26,393.0       3       12,268.0       8       1,482.6
 Jeffrey A.
 Everett       8      27,759.4      10       12,586.3      12       2,482.1
 Lisa F.
 Myers         6       4,209.3       3          194.2      18       2,874.4

 1. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

II. The "OWNERSHIP OF FUND SHARES" section is replaced with the following:
The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by each portfolio manager as of August 31, 2005 (such amounts may change from time to time):

                                                           DOLLAR RANGE
                                                           OF FUND SHARES
 PORTFOLIO MANAGER                                         BENEFICIALLY OWNED
------------------------------------------------------------------------------
 Murdo Murchison ................................................. None
 Jeffrey A. Everett .............................................. None
 Lisa F. Myers ................................................... None

              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE